SHARE-BASED COMPENSATION (Share-Based Compensation Attributable To Selling And Marketing, Research And Development And General And Administrative Expenses And Loss From Operations Of Discontinued Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	0 Months Ended	12 Months Ended
	Oct. 25, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation	$ 425
Options and nonvested restricted shares [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations		20,869	14,534	9,687
Expense from the discontinued operations		2,735	1,604	1,210
Share-based compensation		23,604	16,138	10,897
Options and nonvested restricted shares [Member] | Cost of revenues [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations		83	184
Options and nonvested restricted shares [Member] | Selling and marketing [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations		201	155	356
Options and nonvested restricted shares [Member] | Research and development [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations		1,072	889	1,511
Options and nonvested restricted shares [Member] | General and administrative [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations		$ 19,513	$ 13,306	$ 7,820